UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Trust

Quarterly portfolio holdings 3/31/16

Fund's investmentsCollateral Trust

As of 3-31-16 (unaudited)
	Maturity Date	Yield	* (%)	Par value^	Value
Commercial paper 71.0%					$1,505,392,623
(Cost $1,505,392,624)
Bank of Tokyo-Mitsubishi UFJ, Ltd.	04-05-16	0.380		106,000,000	105,995,522
BMW US Capital LLC	04-04-16 to 04-07-16	0.350		17,300,000	17,299,058
BNP Paribas SA	04-01-16	0.240 to 0.250		59,000,000	59,000,000
Caisse Centrale Desjardins	04-07-16 to 05-19-16	0.420 to 0.580		72,350,000	72,336,783
Cargill Global Funding PLC	04-01-16 to 04-05-16	0.350 to 0.370		105,000,000	104,996,848
Cooperatieve Rabobank UA	04-01-16	0.380		14,000,000	14,000,000
CPPIB Capital, Inc.	04-04-16	0.360 to 0.365		60,000,000	59,998,192
Credit Suisse AG	10-04-16	0.950		50,000,000	49,758,542
Dover Corp.	04-01-16 to 04-12-16	0.400 to 0.410		88,161,000	88,155,986
Essilor International SA	04-01-16 to 04-06-16	0.370 to 0.410		70,000,000	69,998,292
Henkel of America, Inc.	04-01-16 to 05-09-16	0.360 to 0.510		80,750,000	80,738,068
Honeywell International, Inc.	04-01-16	0.320		24,501,000	24,501,000
John Deere Canada ULC	04-19-16	0.400		20,000,000	19,996,000
L'Oreal USA, Inc.	04-08-16	0.370		11,000,000	10,999,209
Manhattan Asset Funding Company LLC	04-05-16 to 05-16-16	0.450 to 0.520		105,151,000	105,104,921
National Rural Utilities Cooperative Finance Corp.	04-07-16 to 04-11-16	0.360 to 0.380		32,400,000	32,397,310
Novartis Finance Corp.	04-11-16	0.350		25,000,000	24,997,569
NSTAR Electric Company	04-01-16 to 04-07-16	0.260 to 0.360		78,000,000	77,996,633
Old Line Funding LLC	05-20-16	0.620		25,000,000	24,978,903
Parker-Hannifin Corp.	04-01-16	0.380		23,900,000	23,900,000
Piedmont Natural Gas Company, Inc.	04-01-16 to 04-13-16	0.500 to 0.550		106,145,000	106,135,715
Reckitt Benckiser Treasury Services PLC	06-01-16	0.470		25,000,000	24,980,090
Sumitomo Mitsui Trust Bank, Ltd.	04-01-16 to 04-14-16	0.350 to 0.500		31,000,000	30,996,389
Telstra Corp., Ltd.	07-27-16 to 02-09-17	0.850 to 1.185		102,000,000	101,474,418
Total Capital Canada, Ltd.	04-04-16	0.360 to 0.410		6,650,000	6,649,790
Toyota Credit Canada, Inc.	09-06-16	0.830		50,000,000	49,817,861
Toyota Motor Credit Corp.	04-04-16	0.480		32,000,000	31,998,720
UBS Finance Delaware LLC	05-02-16	0.510		8,700,000	8,696,179
Washington Gas Light Company	04-01-16 to 04-13-16	0.380 to 0.400		77,500,000	77,494,625
Corporate interest-bearing obligations 19.4%					$411,930,576
(Cost $411,771,666)
American Honda Finance Corp. (P)(S)	05-26-16	1.010		10,200,000	10,207,313
Apple, Inc. (P)	05-03-16	0.669		2,000,000	2,000,392
Cooperatieve Rabobank UA (P)	11-23-16	0.898		10,000,000	10,006,220
CPPIB Capital, Inc. (P)(S)	06-15-16	0.716		50,000,000	50,000,000
Credit Suisse USA, Inc.	08-16-16	5.850		16,437,000	16,728,034
Danske Bank A/S (S)	04-14-16	3.875		1,500,000	1,501,154
GE Capital International Funding Company (S)	04-15-16	0.964		91,777,000	91,785,847
JPMorgan Chase & Co. (P)(S)	02-21-17	0.999		50,000,000	50,000,000
Jupiter Securitization Company LLC (P)(S)	07-20-16	0.662		25,000,000	25,000,000
Macquarie Bank, Ltd. (P)(S)	06-15-16	1.084		11,700,000	11,705,745
Macquarie Bank, Ltd. (S)	08-15-16 to 02-22-17	2.000 to 5.000		4,851,000	4,916,761
National Rural Utilities Cooperative Finance Corp. (P)	05-27-16	0.886		14,650,000	14,655,318
Thunder Bay Funding LLC (P)(S)	07-18-16 to 08-12-16	0.740 to 0.788		40,000,000	40,000,000
UBS AG (P)	09-26-16	1.130		8,795,000	8,803,100
Wal-Mart Stores, Inc.	04-11-16 to 04-15-16	0.600 to 2.800		13,800,000	13,808,531
Wells Fargo & Company (P)	07-20-16	1.154		60,584,000	60,812,161
U.S. Government Agency obligations 1.0%					$20,997,852
(Cost $20,990,834)
Federal Agricultural Mortgage Corp.	04-01-16	0.150		10,000,000	10,000,000
Federal Agricultural Mortgage Corp. (P)	09-16-16 to 04-05-17	0.430 to 0.480		8,000,000	8,000,393
Federal Farm Credit Bank (P)	03-21-17	0.422		3,000,000	2,997,459

2SEE NOTES TO FUND'S INVESTMENTS

Collateral Trust

	Maturity Date	Yield	* (%)	Par value^	Value
Certificate of deposit 12.4%					$263,602,017
(Cost $263,602,017)
Bank of Nova Scotia (P)	11-07-16	0.800		3,600,000	3,599,068
BMO Harris Bank NA (P)	08-08-16	0.838		25,000,000	25,000,000
State Street Bank & Trust Company (P)	05-20-16	0.632		25,000,000	25,000,000
Sumitomo Mitsui Trust Bank, Ltd. (P)	09-22-16 to 02-24-17	0.824 to 1.002		75,000,000	75,000,000
Toronto-Dominion Bank (P)	02-01-17	0.949		30,000,000	30,000,000
UBS AG (P)	09-26-16	1.130		5,000,000	5,002,949
Wells Fargo Bank NA (P)	07-11-16 to 09-06-16	0.788		50,000,000	50,000,000
Westpac Banking Corp. (P)	02-16-17	0.951		50,000,000	50,000,000
				Par value^	Value
Repurchase agreement 0.0%					$278,000
(Cost $278,000)
Repurchase Agreement with State Street Corp. dated 3-31-16 at 0.030% to be repurchased at $278,000 on 4-1-16, collateralized by $260,000 U.S. Treasury Bonds, 3.125% due 8-15-44 (valued at $287,638, including interest)				278,000	278,000
Total investments (Cost $2,202,035,141)† 103.8%					$2,202,201,068
Other assets and liabilities, net (3.8%)					($79,819,439)
Total net assets 100.0%					$2,122,381,629

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $285,116,820 or 13.4% of the fund's net assets as of 3-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 3-31-16, the aggregate cost of investment securities for federal income tax purposes was $2,202,035,141. Net unrealized appreciation aggregated to $165,927 of which $186,760 related to appreciated investment securities and $20,833 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	315Q1	03/16
This report is for the information of the shareholders of John Hancock Collateral Trust.		5/16

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:

/s/ Andrew Arnott

______________________________

Andrew Arnott

President

Date:    May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

______________________________

Andrew Arnott

President

Date:    May 13, 2016

By:

/s/ Charles A. Rizzo

______________________________

Charles A. Rizzo

Chief Financial Officer

Date:    May 13, 2016